OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 EUR (€)	Oct. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 157
Consideration	918
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	109	$ 163
United Kingdom
Disclosure of contingent liabilities [line items]
Capital commitments	9		£ 7
Brookfield Corporation | BSREP I
Disclosure of contingent liabilities [line items]
Consideration											$ 4,400
Contributed commitments											$ 1,300
Brookfield Corporation | BSREP II
Disclosure of contingent liabilities [line items]
Consideration										$ 9,000
Contributed commitments										$ 2,300
Uncontributed commitments	478
Brookfield Corporation | BREF
Disclosure of contingent liabilities [line items]
Consideration									$ 2,900
Contributed commitments									$ 400
Uncontributed commitments	128
Brookfield Corporation | VAMF III
Disclosure of contingent liabilities [line items]
Consideration								$ 1,000
Contributed commitments								$ 300
Uncontributed commitments	40
Brookfield Corporation | BSREP III
Disclosure of contingent liabilities [line items]
Consideration							$ 15,000
Contributed commitments							$ 1,000
Uncontributed commitments	201
Brookfield Corporation | BSREP IV
Disclosure of contingent liabilities [line items]
Consideration				$ 15,300
Contributed commitments				$ 3,500
Uncontributed commitments	$ 1,000
Brookfield Corporation | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Consideration					€ 619	$ 727
Contributed commitments					€ 100	$ 117